Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]	Debt
On August 27, 2020, the Company entered into a settlement agreement with O’Melveny & Myers LLP (“OMM”) pursuant to which the Company issued to OMM a secured promissory note (the “OMM Note”) in the aggregate principal amount of $1.1 million in satisfaction of certain accounts payable owed to OMM, and is outstanding at December 31, 2020. The OMM Note bears interest at 1.68% per annum and matured on December 30, 2020. The Company’s obligations pursuant to the OMM Note are secured by substantially all of the Company’s assets. In 2020, the Company recorded a gain on forgiveness of liabilities in the amount of $594,000 which is included in other income.
On April 2, 2021, the Company and OMM entered into a Fee Agreement stating the OMM Note maturity date was extended to the earlier of (i) June 24, 2021, and (ii) the date that is five days following the first closing by the Company of its issuance and sale of debt or equity securities in a public offering or private placement transaction (such earlier date, the “Extension Date”). An extension fee in the amount of $118,000 is payable on or before the Extension Date and is included in accrued liabilities at December 31, 2020. If the OMM Note is not paid in full, including the extension fee, on the Extension Date an additional fee of $472,000 is due and payable on demand.
On July 28, 2020, the Company entered into a Securities Purchase Agreement with Oasis Capital (“Oasis”), a related party of the Company, pursuant to which the Company received $500,000 and issued to Oasis (i) an 8.0% original issue discount promissory note payable, with a six month term and aggregate principal amount of $615,000, and (ii) 90,000 common shares of the Company at $3.37 per share. A related party earned a fee of $40,000 for facilitating the transaction. At December 31, 2020, the Company had $304,000 outstanding, net of unamortized debt costs of $213,000 on the Oasis promissory note.
On March 10, 2021, the Company and Oasis Capital entered into an Exchange Agreement under which Oasis Capital surrendered the Oasis promissory note dated July 28, 2020 in exchange for a new convertible promissory note issued to Oasis Capital with (i) a principal amount of $796,159, (ii) interest rate of 8.0% per annum, (iii) a 12 month maturity date, and (iv) convertible into common shares of the Company (the “Conversion Shares”). The conversion price is 90% of the lowest volume weighted average price of the Company’s common shares during the 10 consecutive trading day period ending and including the trading day immediately preceding the delivery of the notice of conversion. The issuance of the Conversion Shares is subject to regulatory and NASDAQ approvals.
Subscription Agreements
On March 23, 2020, the Company entered into subscription agreements by and among the Company and the investors party thereto, including the Advisor, a related party, for the purchase and sale of 725 units (collectively, the “Units” and individually, a “Unit”) for aggregate gross proceeds of $725,000 (the “Offering”), with each Unit consisting of (a) a 6% convertible debenture in the principal amount of $1,000, which is convertible at $0.6495 per share into 1,540 common shares of the Company, and (b) a warrant to purchase 1,540 common shares of the Company exercisable at any time on or before the third year anniversary date at an exercise price of $0.60 per share. The warrant includes a provision restricting the warrant holder from exercising it if the aggregate number of common shares held by the warrant holder equals or exceeds 5.0% of the issued and outstanding shares of the Company, calculated on a partially converted basis (i.e., assuming the conversion of all rights to receive common shares of the Company held by the warrant holder).
In connection with the Offering and as compensation for the Advisor’s services, the Company issued to the Advisor convertible debentures equal to $58,000 and convertible into 89,320 common shares and with other terms also substantially the same as the investors. The Company received cash proceeds of $575,000 from the Offering, and a participant of the offering, a related party, paid directly $150,000 to a financial consultant for a prepayment of services to the Company. The Company used the remaining proceeds from the Offering for general corporate and working capital purposes.
During the year ended December 31, 2020, the Company converted all of the outstanding convertible debenture balance of $783,000, including the Advisor fee, and issued, in the aggregate, 1,205,820 common shares of the Company, of which $408,000 of convertible debenture was held by related parties, and they were issued in the aggregate 628,320 common shares.
PPP Funds
On April 9, 2020, the Company received loan proceeds in the amount of $667,400 (the “PPP Funds”) and entered into a loan agreement with Citizens National Bank of Texas pursuant to the CARES Act. The CARES Act was established in order to enable small businesses to pay employees during the economic slowdown caused by COVID-19 by providing forgivable loans to qualifying businesses for up to 2.5 times their average monthly payroll costs. The amount borrowed by the Company under the CARES Act is eligible to be forgiven provided that (a) the Company uses the PPP Funds during the eight to twenty-four week period after receipt thereof, and (b) the PPP Funds are only used to cover payroll costs (including benefits), and other allowed expenses. The amount of loan forgiveness will be reduced if, among other reasons, the Company does not maintain staffing or payroll levels. Principal and interest payments on any unforgiven portion of the PPP Funds (the “PPP Loan”) will be deferred for six months and accrue interest at a fixed annual rate of 1.0% and carry a two year maturity date.
On October 5, 2020, the Company submitted the PPP Loan forgiveness application, which is pending approval by the Lender. In accordance with the terms and conditions of the Flexibility Act, the Lender has 60 days from receipt of the completed application to issue a decision to the Small Business Administration (“SBA”). If the Lender determines that the borrower is entitled to forgiveness of some or all of the amount applied for under the statue and applicable regulations, the Lender must request payment from the SBA at the time the Lender issues its decision to the SBA. The SBA will, subject to any SBA review of the loan or loan application, remit the appropriate forgiveness amount to the Lender, plus any interest accrued through the date of payment, not later than 90 days after the Lender issues its decision to the SBA. Although the Company believes it is probable that the PPP Loan will be forgiven, the Company cannot currently provide any objective assurance that it will obtain forgiveness in whole or in part.
Line of credit
The Company has a line of credit agreement with a bank with a maximum borrowing limit, effective July 2, 2019, of $500,000. Borrowings under this agreement bear interest at an interest rate of 6.5% per annum. On March 17, 2021, the line of credit term was extended to August 31, 2021. Borrowings under the line of credit are secured by the inventory and accounts receivable balances of the Company. As of December 31, 2020, the outstanding balance was $406,000.
The line of credit agreement also contains customary insurance requirements, limits on cross collateralization and events of default, including, among other things, failure to make payments, insolvency or bankruptcy, business termination, merger or consolidation or acquisition without written consent, a material impairment of the Lender’s lien in the collateral or in the value of such collateral, or material adverse change to the business that would impair the loan.